Tower Transaction (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) tower	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other Liabilities [Line Items]
Balance of tower assets	$ 127,315	$ 130,128	$ 131,473
Depreciation expense	$ 20,277	20,285	20,083
Crown Castle International
Other Liabilities [Line Items]
Number of wireless towers with exclusive rights to lease | tower	9,048
Number of wireless towers subject to disposition | tower	627
Cash from failed sale-leaseback	$ 4,827
Term of lease	28 years
Approximate fixed future purchase option price on failed sale-leaseback	$ 4,200
Initial term	10 years
Balance of tower assets	$ 764	804
Depreciation expense	$ 39	$ 39	$ 39
Approximate annual interest rate - financing obligation	3.90%
Lease payments	$ 248
Minimum lease payments - 2021	253
Minimum lease payments - 2022	258
Minimum lease payments - 2023	264
Minimum lease payments - 2024	269
Minimum lease payments - 2025	274
Minimum lease payments - thereafter	$ 856